Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 2,090,386	$ 1,978,578
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	543,960	570,260
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	321,259	271,696
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	430,323	415,381
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 794,844	$ 721,241
No customer | Revenue benchmark | Customer concentration risk
Disaggregation of Revenue [Line Items]
Customer concentration risk (in percent)	10.00%